Business Combinations (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 0	$ 11,217,000	$ 0
Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Loans		523,000,000
Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Other Assets		152,300,000
Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deposits		713,400,000
Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Receivable From FDIC		95,900,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities		$ 45,200,000